Income Taxes (Details) - USD ($)	Feb. 29, 2020	Aug. 31, 2019	Aug. 31, 2018
Deferred tax assets:
Net operating loss carryforwards	$ 455,584	$ 212,618	$ 131,871
Capitalized research and development			0
Research and development credit carry forward	1,963	1,963	1,963
Total deferred tax assets	453,621	214,581	133,834
Less: valuation allowance	(453,621)	(214,581)	(133,834)
Net deferred tax asset			$ 0